DEBT (Details - Debt maturities)	Sep. 30, 2024 USD ($)
Debt Disclosure [Abstract]
2024	$ 1,553,929
2025	0
2026	0
2027	1,687
2028	3,266
Thereafter	145,047
Total notes payable	$ 1,703,929